TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-        TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate of 25% in the year of sale.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2009	2010	2011

Luxemburg	29%	29%	29%
Switzerland	25%	25%	24%
United States	35%	35%	34%

b.	Tax assessments:

The Company has final tax assessments through the tax year 2007.

c.	Deferred tax assets and liabilities:

Deferred tax assets and liabilities deriving from the acquisition of a building complex in Geneva in 2011 (see details in Note 1B (3)).  The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

	March, 2 (acquisition date)		December 31
	2011	Amortization	2011

Land	$5,620	$-	$5,620
Building	11,738	(98)	11,640
Swap instrument	(93)	(761)	(854)
Mortgage loan	(248)	5	(243)
Settlements with tenants	(418)	418	-
Lease provision	(1,737)	15	(1,722)
Other assets, net (In-place leases)	267	(3)	264

	$15,129	$(424)	$14,705

Current deferred tax liability in the amount of $  97 is included within other accounts payables and accrued expenses in the balance sheets.

d.	Net operating losses carryforward:

Through December 31, 2011, Optibase Ltd. had a net operating losses carryforward for tax purposes in Israel of approximately $ 66,123 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2011, Optibase Inc. had U.S. federal net operating loss carryforward of approximately $ 28,153 that can be carried forward and offset against taxable income for 20 years, no later than 2012 to 2032. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

e.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes as reported	$(412)	$(902)	$2,331

Theoretical tax benefit computed at the statutory rate (26%, 25% and 24% for the years 2009, 2010 and 2011, respectively)	$(107)	$(226)	$560
Differences in tax rates on income deriving from foreign subsidiaries	(10)	(89)	42
Gain derived from bargain purchase	-	-	(1,059)
Tax adjustments in respect of currency translation	341	643	154
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(162)	(339)	626
Settlement of prior years tax assessments	-	-	41
Other non-deductible expenses	(62)	54	117

Income tax expense	$-	$43	$481

f.	Income (loss) before taxes on income consists of the following:

	Year ended December 31,
	2009	2010	2011

Domestic	$(443)	$(1,343)	$(3,138)
Foreign	31	441	5,469

	$(412)	$(902)	$2,331

g.	Income tax expenses are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current	$-	$7	$863
Deferred	-	36	(382)

	$-	$43	$481

Domestic	$-	$-	$-
Foreign	-	43	481

	$-	$43	$481

h.
As of December 31, 2010 and 2011 the Company has no liability for unrecognized income tax benefits, and there was no change in its liability for unrecognized income tax benefits during all years presented.